united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22624

Arrow ETF Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 Laurel, MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 7/31/20

Item 1. Reports to Stockholders.

Arrow Dow Jones Global Yield ETF

GYLD

Semi-Annual Report
July 31, 2020

1-877-277-6933
1-877-ARROW-FD
www.ArrowFunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.ArrowFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Arrow Dow Jones Global Yield ETF
PORTFOLIO REVIEW (Unaudited)
July 31, 2020

The Fund’s performance figures* for the period ended July 31, 2020, as compared to its benchmark:

					Annualized
			Annualized	Annualized	Since Inception** -
	Six Months	One Year	Three Years	Five Years	July 31, 2020
Arrow Dow Jones Global Yield ETF - NAV	(21.41)%	(21.42)%	(7.11)%	(4.75)%	(1.70)%
Arrow Dow Jones Global Yield ETF - Market Price	(22.63)%	(21.41)%	(7.46)%	(4.83)%	(2.15)%
Dow Jones Global Composite Yield Index ***	(20.93)%	(20.46)%	(6.04)%	(3.74)%	(0.76)%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.arrowfunds.com or by calling 1-877-277-6933.

The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception (5/2/2012) to the first day of secondary market trading shares of the Fund, the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.arrowfunds.com. The Fund’s total annual operating expenses are 0.75% per the June 1, 2020 prospectus. Please see the Financial Highlights for a more recent expense ratio.

**	Commencement of trading was May 8, 2012.

***	The Dow Jones Global Composite Yield Index is constructed by equally weighting the five global high-yield index baskets, each of which is made up of 30 equally weighted components.

The Fund’s Top Holdings by Sector as of July 31, 2020 are as follows:

Sector	% of Net Assets
Energy	28.0%
Real Estate	22.8%
Sovereign	20.0%
Materials	8.6%
Industrials	5.9%
Financials	5.5%
Consumer Discretionary	3.4%
Communications	3.3%
Utilities	1.3%
Other, Cash & Cash Equivalents	1.2%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2020

Shares		Value
	COMMON STOCKS - 44.6%
	ASSET MANAGEMENT - 0.7%
74,048	Standard Life Aberdeen PLC	$243,359

	AUTOMOTIVE - 0.6%
64,779	Tofas Turk Otomobil Fabrikasi AS	235,931

	BANKING - 2.1%
47,864	Absa Group Ltd.	222,838
231,078	Bankia SA	292,651
39,941	Nedbank Group Ltd.	246,231
		761,720
	CHEMICALS - 0.6%
60,820	Chemtrade Logistics Income Fund	234,290

	ELECTRIC UTILITIES - 0.7%
92,168,964	Federal Grid Co Unified Energy System PJSC	246,529

	ENGINEERING & CONSTRUCTION - 0.7%
550,959	Sinopec Engineering Group Co. Ltd.	243,838

	HOME CONSTRUCTION - 0.0%
1	Vistry Group PLC	8

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
104,313	Coronation Fund Managers Ltd.	240,740

	INSURANCE - 0.7%
63,558	Liberty Holdings Ltd.	256,602

	MACHINERY - 0.7%
792,151	Lonking Holdings Ltd.	260,637

	METALS & MINING - 4.0%
263,099	Alrosa PJSC	242,173
1,643,899	Bukit Asam Tbk PT	228,570
153,044	China Shenhua Energy Co. Ltd.	255,133
31,469	Exxaro Resources Ltd.	248,278
846	MMC Norilsk Nickel PJSC	223,981
322,114	Yanzhou Coal Mining Co. Ltd.	251,450
		1,449,585
	OIL & GAS PRODUCERS - 4.6%
46,972	Antero Midstream Corp.	266,331
308	Bashneft PJSC	5,611
562,717	China Petroleum & Chemical Corp.	241,054
20,601	Dorchester Minerals LP	224,551
99,227	EnLink Midstream LLC	243,106
1	Equitrans Midstream Corp.	10
28,520	Kimbell Royalty Partners LP	248,980
3,127	LUKOIL PJSC	214,176
29,058	Tatneft PJSC	215,666
		1,659,485
	REAL ESTATE OWNERS & DEVELOPERS - 2.0%
195,107	Agile Group Holdings Ltd.	247,465
202,426	Guangzhou R&F Properties Co. Ltd.	233,241
46,832	NEPI Rockcastle PLC	244,738
		725,444
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 19.1%
104,743	Ascendas Real Estate Investment Trust	270,393

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020

Shares				Value
	REAL ESTATE INVESTMENT TRUSTS (REITS) (continued) - 19.1%
21,989	Brandywine Realty Trust			$238,141
100,545	Charter Hall Retail REIT			229,297
41,031	Cominar Real Estate Investment Trust			244,440
3,299	Covivio			239,136
862,428	ESR-REIT			245,276
18,016	Eurocommercial Properties NV			221,987
297,831	Fibra Uno Administracion SA de CV			241,437
49,408	Franklin Street Properties Corp.			259,392
28,901	Front Yard Residential Corp.			250,572
14,903	Global Net Lease, Inc.			248,135
297,887	Growthpoint Properties Ltd.			232,484
33,951	H&R Real Estate Investment Trust			254,728
235,435	Hammerson PLC			198,322
21,571	Independence Realty Trust Inc			248,067
21,150	Kite Realty Group Trust			208,750
12,491	Klepierre SA			215,503
355,117	Mapletree North Asia Commercial Trust			221,414
4,032	National Health Investors, Inc.			249,984
9,465	Office Properties Income Trust			238,045
8,263	Omega Healthcare Investors, Inc.			267,556
21,687	RioCan Real Estate Investment Trust			242,208
36,083	RPT Realty			224,436
3,847	Simon Property Group, Inc.			239,860
5,093	SL Green Realty Corp.			236,824
15,847	SmartCentres Real Estate Investment Trust			239,923
4,300	Unibail-Rodamco-Westfield			226,373
6,667	Ventas, Inc.			255,746
243,277	Vicinity Centres			227,678
				6,916,107
	STEEL - 2.7%
66,669	Evraz PLC			252,447
454,107	Magnitogorsk Iron & Steel Works PJSC			244,516
12,101	Novolipetsk Steel PJSC			236,454
20,111	Severstal PAO			246,332
				979,749
	TELECOMMUNICATIONS - 3.3%
25,042	CenturyLink, Inc.			241,655
25,829	Mobile TeleSystems PJSC			228,845
75,027	MTN Group Ltd.			260,565
143,857	Telkom SA SOC Ltd.			244,566
139,267	VEON Ltd.			235,361
				1,210,992
	TRANSPORTATION & LOGISTICS - 1.4%
68,237	GasLog Partners LP			260,665
25,201	Hoegh LNG Partners LP			259,570
				520,235

	TOTAL COMMON STOCKS (Cost $20,504,236)			16,185,251

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 19.0%
	AEROSPACE & DEFENSE - 0.6%
260,000	Embraer Netherlands Finance BV	5.400	2/1/2027	237,624

	AUTOMOTIVE - 1.4%
225,000	Ford Motor Co.	8.500	4/21/2023	250,109
215,000	Ford Motor Co.	9.000	4/22/2025	253,595
				503,704

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CHEMICALS - 0.6%
247,000	Olin Corp.	5.625	8/1/2029	$236,447

	ENGINEERING & CONSTRUCTION - 0.7%
275,000	Fluor Corp.	4.250	9/15/2028	235,813

	FORESTRY, PAPER & WOOD PRODUCTS - 0.6%
230,000	Mercer International, Inc.	7.375	1/15/2025	232,300

	LEISURE FACILITIES & SERVICES - 1.4%
235,000	MGM Resorts International	6.750	5/1/2025	244,770
305,000	Royal Caribbean Cruises Ltd.	5.250	11/15/2022	259,775
				504,545
	OIL & GAS PRODUCERS - 8.3%
69,000	CNX Resources Corp.	5.875	4/15/2022	68,526
70,000	Crestwood Midstream Partners LP	6.250	4/1/2023	67,907
290,000	EnLink Midstream LLC	5.375	6/1/2029	232,608
300,000	EnLink Midstream Partners LP	4.150	6/1/2025	241,141
235,000	EQT Corp.	6.125	2/1/2025	257,947
268,000	Genesis Energy LP	6.500	10/1/2025	249,070
250,000	Murphy Oil Corp.	5.875	12/1/2027	230,235
245,000	NuStar Logistics LP	6.000	6/1/2026	251,545
320,000	Occidental Petroleum Corp.	3.500	8/15/2029	284,918
245,000	PBF Logistics LP	6.875	5/15/2023	237,799
252,000	PDC Energy, Inc.	5.750	5/15/2026	253,352
194,000	SM Energy Co.	10.000	1/15/2025	192,060
260,000	Southwestern Energy Co.	6.200	1/23/2025	240,960
384,000	Summit Midstream Holdings LLC	5.750	4/15/2025	189,560
				2,997,628
	OIL & GAS SERVICES & EQUIPMENT - 1.6%
327,000	Nabors Industries, Inc.	5.750	2/1/2025	130,357
307,000	Oceaneering International, Inc.	4.650	11/15/2024	206,649
235,000	USA Compression Partners LP	6.875	9/1/2027	240,635
				577,641
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
220,000	Diversified Healthcare Trust	9.750	6/15/2025	243,124
225,000	Service Properties Trust	7.500	9/15/2025	238,836
344,000	Washington Prime Group LP	6.450	8/15/2024	135,056
				617,016
	SPECIALTY FINANCE - 1.4%
240,000	Navient Corp.	6.500	6/15/2022	251,400
250,000	Starwood Property Trust, Inc.	4.750	3/15/2025	241,536
				492,936
	TRANSPORTATION & LOGISTICS - 0.7%
240,000	Delta Air Lines, Inc.	7.375	1/15/2026	238,180

	TOTAL CORPORATE BONDS (Cost $7,557,891)			6,873,834

	MASTER LIMITED PARTNERSHIPS - 15.2%
	GAS & WATER UTILITIES - 0.6%
16,914	Suburban Propane Partners LP			224,280

	METALS & MINING - 0.0%
1	Natural Resource Partners LP			10

	OIL & GAS PRODUCERS - 12.8%
21,094	BP Midstream Partners LP			229,925
17,182	Crestwood Equity Partners LP			249,139
17,575	CrossAmerica Partners LP			261,516
20,982	DCP Midstream LP			240,244

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020

Shares				Value
	OIL & GAS PRODUCERS (continued) - 12.8%
10,463	Delek Logistics Partners LP			$304,473
49,717	Enable Midstream Partners LP			231,184
33,732	Energy Transfer LP			220,945
34,464	Genesis Energy LP			229,875
24,526	Global Partners LP			262,428
13,758	MPLX LP			251,359
61,378	NGL Energy Partners LP			270,677
16,998	NuStar Energy LP			244,431
30,031	Oasis Midstream Partners LP			248,657
25,015	PBF Logistics LP			237,142
26,668	Rattler Midstream LP			209,877
19,205	Shell Midstream Partners LP			227,003
15,305	Sprague Resources LP			281,612
9,788	Sunoco LP			242,938
23,649	Western Midstream Partners LP			212,841
				4,656,266
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
20,817	USA Compression Partners LP			240,228

	TRANSPORTATION & LOGISTICS - 1.1%
29,149	Capital Product Partners LP			164,692
17,269	KNOT Offshore Partners LP			227,087
				391,779

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $7,920,054)			5,512,563

Principal Amount ($)		Coupon Rate (%)	Maturity
	NON U.S. GOVERNMENT & AGENCIES - 20.0%
	SOVEREIGN - 20.0%
125,000	Brazilian Government International Bond	4.250	1/7/2025	134,883
230,000	Brazilian Government International Bond	6.000	4/7/2026	270,914
225,000	Brazilian Government International Bond	10.125	5/15/2027	306,281
215,000	Brazilian Government International Bond	5.625	1/7/2041	245,586
261,000	Chile Government International Bond	3.860	6/21/2047	336,750
195,000	Colombia Government International Bond	8.125	5/21/2024	238,123
184,000	Colombia Government International Bond	6.125	1/18/2041	247,664
138,000	Hungary Government International Bond	7.625	3/29/2041	241,793
100,000	Indonesia Government International Bond	3.500	1/11/2028	110,079
300,000	Indonesia Government International Bond	3.400	9/18/2029	330,994
200,000	Indonesia Government International Bond	4.350	1/11/2048	240,944
250,000	Indonesia Government International Bond	4.200	10/15/2050	299,752
215,000	Israel Government International Bond	4.500	1/30/2043	286,470
190,000	Mexico Government International Bond	4.125	1/21/2026	209,534
350,000	Mexico Government International Bond	4.150	3/28/2027	385,481
167,000	Mexico Government International Bond	4.750	3/8/2044	190,429
175,000	Mexico Government International Bond	4.600	2/10/2048	195,352
100,000	Panama Government International Bond	7.125	1/29/2026	128,481
230,000	Panama Government International Bond	8.875	9/30/2027	333,744
145,000	Peruvian Government International Bond	5.625	11/18/2050	247,848
239,000	Republic of South Africa Government International Bond	4.665	1/17/2024	246,790
140,000	Republic of South Africa Government International Bond	4.875	4/14/2026	141,706
240,000	Republic of South Africa Government International Bond	4.850	9/30/2029	231,152
337,000	Republic of South Africa Government International Bond	6.250	3/8/2041	332,718
230,000	Republic of South Africa Government International Bond	5.000	10/12/2046	192,688

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	SOVEREIGN (continued) - 20.0%
197,000	Turkey Government International Bond	5.625	3/30/2021	$198,083
239,000	Turkey Government International Bond	3.250	3/23/2023	221,739
200,000	Turkey Government International Bond	6.125	10/24/2028	186,855
385,000	Turkey Government International Bond	6.000	1/14/2041	322,239
240,000	Turkey Government International Bond	5.750	5/11/2047	190,933
	NON U.S. GOVERNMENT & AGENCIES (Cost $6,566,205)			7,246,005

	TOTAL INVESTMENTS - 98.8% (Cost - $42,548,386)			$35,817,653
	OTHER ASSETS LESS LIABILITIES - 1.2%			436,281
	NET ASSETS - 100.0%			$36,253,934

*	Non Income Producing Security

AS - Anonim Sirketi

BV - Besloten Vennootschap

LLC - Limited Liability Company

LP - Limited Partnership

LTD - Limited Company

NV - Naamloze Vennootschap

PJSC - Public Joint-Stock Company

PLC - Public Limited Company

SA - Société Anonyme

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2020

ASSETS
Investment securities:
At cost	$42,548,386
At value	$35,817,653
Foreign cash (cost $56,248)	48,856
Dividends and interest receivable	400,435
TOTAL ASSETS	36,266,944

LIABILITIES
Due to custodian	5,030
Investment advisory fees payable	7,980
TOTAL LIABILITIES	13,010
NET ASSETS	$36,253,934

Net Assets Consist Of:
Paid in capital	$120,338,569
Accumulated deficit	(84,084,635)
NET ASSETS	$36,253,934

Net Asset Value Per Share:
Net Assets	$36,253,934
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,075,000
Net asset value (Net Assets ÷ Shares Outstanding)	$11.79

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended July 31, 2020

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $34,913)	$1,414,095
Interest	547,392
TOTAL INVESTMENT INCOME	1,961,487

EXPENSES
Investment advisory fees	142,427
TOTAL EXPENSES	142,427
NET INVESTMENT INCOME	1,819,060

REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY
Net realized loss on:
In-kind redemptions	(168,946)
Investments	(10,171,945)
Foreign currency transactions	(33,215)
(10,374,106)
Net change in unrealized depreciation on:
Investments	(2,920,591)
Foreign currency translations	(6,662)
(2,927,253)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY	(13,301,359)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,482,299)

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the Year
	July 31, 2020	Ended
	(Unaudited)	January 31, 2020
FROM OPERATIONS
Net investment income	$1,819,060	$3,996,015
Net realized loss on investments and foreign currency transactions	(10,374,106)	(1,582,887)
Net change in unrealized depreciation on investments and foreign currency translations	(2,927,253)	(2,047,014)
Net increase (decrease) in net assets resulting from operations	(11,482,299)	366,114

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital	—	(1,294,941)
Total other distributions paid	(1,556,587)	(3,417,616)
Net decrease in net assets resulting from distributions to shareholders	(1,556,587)	(4,712,557)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	841,130	—
Cost of shares redeemed	(3,144,039)	(6,104,562)
Transaction fees (Note 5)	18,329	30,006
Net decrease in net assets resulting from shares of beneficial interest	(2,284,580)	(6,074,556)

TOTAL DECREASE IN NET ASSETS	(15,323,466)	(10,420,999)

NET ASSETS
Beginning of Period	51,577,400	61,998,399
End of Period	$36,253,934	$51,577,400

SHARE ACTIVITY
Shares sold	75,000	—
Shares redeemed	(300,000)	(375,000)
Net decrease in shares of beneficial interest outstanding	(225,000)	(375,000)

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For the Six Months Ended	For the Year	For the Year	For the Year		For the Year	For the Year
	July 31, 2020	Ended	Ended	Ended		Ended	Ended
	(Unaudited)	January 31, 2020	January 31, 2019	January 31, 2018		January 31, 2017	January 31, 2016
Net asset value, beginning of period	$15.63	$16.87	$18.66	$18.92		$16.40	$24.30
Activity from investment operations:
Net investment income (1)	0.57	1.14	1.16	1.04		1.12	1.53
Net realized and unrealized gain (loss) on investments and foreign currency	(3.92)	(1.04)	(1.69)	(0.09)		2.74	(7.71)
Total from investment operations	(3.35)	0.10	(0.53)	0.95		3.86	(6.18)
Less distributions from:
Net investment income	(0.49)	(0.95)	(0.69)	(0.72)		(1.20)	(1.25)
Return of capital	—	(0.39)	(0.57)	(0.49)		(0.14)	(0.47)
Total distributions	(0.49)	(1.34)	(1.26)	(1.21)		(1.34)	(1.72)
Net asset value, end of period	$11.79	$15.63	$16.87	$18.66		$18.92	$16.40
Total return (3)(6)	(21.41)%	0.59%	(2.69)%	5.30	% (4)	24.34%	(26.97)%
Net assets, at end of period (000s)	$36,254	$51,577	$61,998	$110,567		$99,356	$87,310
Ratio of net expenses to average (5) net assets	0.75%	0.75%	0.75%	0.75%		0.75%	0.75%
Ratio of net investment income (5) to average net assets	9.60%	6.97%	6.72%	5.60%		6.11%	6.97%
Portfolio Turnover Rate (2)(6)	51%	72%	69%	90%		74%	90%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
July 31, 2020

1.	ORGANIZATION

The Arrow Dow Jones Global Yield ETF (the “Fund”) is a diversified series of shares of beneficial interest of Arrow ETF Trust (formerly Northern Lights ETF Trust) (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 29, 2011 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Global Yield Index (the “Index”). The investment objective is non-fundamental. The Fund commenced operations on May 2, 2012.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”), subject to review by the Board. The Board will review the fair value method in use for securities requiring a fair market value determination and supporting documentation from the Advisor at least quarterly for consistency with the Procedures. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2020

Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2020 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$16,185,251	$—	$—	$16,185,251
Corporate Bonds	—	6,873,834	—	6,873,834
Master Limited Partnerships	5,512,563	—	—	5,512,563
Non U.S. Government & Agencies	—	7,246,005	—	7,246,005
Total	$21,697,814	$14,119,839	$—	$35,817,653

The Fund did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2020

In accordance with the Fund’s investment objectives, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Real Estate Investment Risk (REIT) – Investments in securities of real estate companies involve risks including, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees, which are paid by their shareholders. Further, the failure of a company to qualify as a REIT or comply with applicable federal tax requirements could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment.

Master Limited Partnerships – The Fund invests in master limited partnerships (“MLPs”) which are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. Of the roughly ninety MLPs in existence, fifty are eligible for inclusion in the Alerian MLP Index, approximately two-thirds trade on the NYSE and the rest trade on the NASDAQ. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2020

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Monthly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities or until call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended January 31, 2018 to January 31, 2020, or expected to be taken in the Fund’s January 31, 2021 year-end tax returns. The Fund identified its major tax jurisdictions as U.S. federal, Ohio (Nebraska in prior years) and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2020

Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended July 31, 2020, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $19,559,379 and $20,602,851 respectively.

For the six months ended July 31, 2020, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $0 and $357,237, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Advisor serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Northern Lights Distributors, LLC (“NLD” or the “Distributor”) to serve as the distributor for the Fund. Archer Distributors, LLC, an affiliate of the Advisor is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

The Advisor’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Advisor for providing services for the Fund. Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, except for payments under the Fund’s 12b-1 plan, brokerage expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Advisor, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2020

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration and fund accounting services to the Fund. Pursuant to separate servicing agreements with GFS, the Advisor, on behalf of the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Advisor, on behalf of the Fund.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD and Northern Lights Compliance Services, LLC (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 75,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2020

transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$3,170	2.00%*

* The maximum Transaction Fee may be up to 2.00% of the amount invested.

For the six months ended July 31, 2020, the Fund received $12,680 and $18,329 in fixed fees and variable fees, respectively. Fixed Fees were used to cover the custodial and other costs incurred by the Fund.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

	January 31, 2020	January 31, 2019
Ordinary Income	$3,417,616	$2,991,225
Long-Term Capital Gain	—	—
Return of Capital	1,294,941	2,193,188
	$4,712,557	$5,184,413

As of January 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(12,663)	$(66,763,006)	$—	$(5,541,471)	$(72,317,140)

The difference between book basis and tax basis unrealized depreciation, accumulated net investment income (loss) and accumulated net realized loss from investments and foreign currency transactions is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and tax adjustments for real estate investment trusts, partnerships and C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $12,663.

ARROW DOW JONES GLOBAL YIELD ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
July 31, 2020

At January 31, 2020, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Expiring	Short-Term	Long-Term	Total	CLCF Utilized
$—	$23,735,109	$43,027,897	$66,763,006	$—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions, and the reclassification of Fund distributions resulted in reclassification for the year ended January 31, 2020 as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$23,550	$(23,550)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$44,276,148	$1,525,685	$(9,984,180)	$(8,458,495)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Distributions: The Board declared the following distributions after July 31, 2020:

Distribution Per Share	Record Date	Payable Date
$0.0980	8/18/2020	8/24/2020
$0.0623	9/17/2020	9/22/2020

Arrow Dow Jones Global Yield ETF
EXPENSE EXAMPLES (Unaudited)
July 31, 2020

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange traded funds. This example does not take into account transaction costs, such as brokerage commissions that you may pay on your purchases and sales of shares of the Fund.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2020 through July 31, 2020.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid	Expenses Ratio
	Account Value	Value	During Period*	During Period**
	2/1/2020	7/31/2020	2/1/20 - 7/31/20	2/1/20 - 7/31/20
Actual	$1,000.00	$785.90	$3.33	0.75%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77	0.75%

*	“Actual” expense information for the Fund is for the period from February 1, 2020 to July 31, 2020. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 182/366 (to reflect the period from February 1, 2020 to July 31, 2020). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/366 (to reflect the full half-year period).

**	Annualized.

PRIVACY NOTICE

FACTS	WHAT DOES ARROW ETF TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow ETF Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Arrow ETF Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-277-6933

Who we are
Who is providing this notice?	Arrow ETF Trust
What we do
How does Arrow ETF Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow ETF Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Arrow ETF Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Arrow ETF Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Arrow ETF Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended July 31 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow ETF Trust

By (Signature and Title)

/s/Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 10/8/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 10/8/20

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/8/20